Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net
4.
Property and equipment, net

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2025	2024
Furniture, office, IT equipment and software	385,399	387,374
Total	385,399	387,374
Less accumulated depreciation	(116,931)	(69,864)
Property and equipment, net	268,468	317,510

The Company recognized depreciation expense for property and equipment of $47,067, $39,874 and $12,828 for the years ended December 31, 2025, 2024 and 2023, respectively and is included under “Depreciation” in the accompanying consolidated statements of operations.

During the years ended December 31, 2025 and 2024, the Company purchased furniture and office equipment amounted to $930 and $268,438, respectively, for the offices in Greece and Hong Kong (Note 8).

During the year ended December 31, 2025, the Company disposed of furniture and office equipment amounting to $2,905 related to its office in Dubai, in connection with the disposal of Heidmar Trading DMCC (Note 1). The net result of the disposal of the subsidiary has been included in “Gain on disposal of subsidiary” in the accompanying consolidated statement of operations.